UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09153
Investment Company Act File Number
Eaton Vance Michigan Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Michigan Municipal Income Trust
August 31, 2011

PORTFOLIO OF INVESTMENTS (UNAUDITED)

Tax-Exempt Investments — 162.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 3.2%
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	$600	$652,956
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11(1)	250	251,058

		$904,014

Education — 10.1%
Grand Valley State University, 5.625%, 12/1/29	$525	$557,346
Grand Valley State University, 5.75%, 12/1/34	525	553,586
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	200	197,820
Michigan State University, 5.00%, 2/15/40	1,000	1,043,760
Michigan State University, 5.00%, 2/15/44	460	478,216

		$2,830,728

Electric Utilities — 0.2%
Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$60	$60,222

		$60,222

Escrowed/Prerefunded — 11.8%
Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$560	$625,212
Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.90%, 12/1/27	1,250	1,301,725
Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	750	765,757
Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	600	631,020

		$3,323,714

General Obligations — 25.1%
Ann Arbor School District, 4.50%, 5/1/24	$350	$363,832
Charter County of Wayne, 6.75%, 11/1/39	495	524,764
Comstock Park Public Schools, 5.00%, 5/1/28	230	240,481
Comstock Park Public Schools, 5.125%, 5/1/31	275	285,604
Comstock Park Public Schools, 5.25%, 5/1/33	220	230,083
East Grand Rapids Public School District, 5.00%, 5/1/25	500	503,035
Jenison Public Schools, 5.00%, 5/1/28	500	522,785
Jenison Public Schools, 5.00%, 5/1/30	500	518,005
Kent County, 5.00%, 1/1/25(2)	1,500	1,638,765
Manistee Area Public Schools, 5.00%, 5/1/24	750	754,335
Michigan, 5.00%, 11/1/20	1,000	1,176,120
Michigan, 5.50%, 11/1/25	270	302,073

		$7,059,882

Hospital — 26.1%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$185	$164,496
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	125	105,229
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	312,884
Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	410	410,115
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	750	687,465
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	920,270
Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,080	1,068,066
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	750	751,395
Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	500	520,410
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,052,890
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	401,982

	Principal
	Amount
Security	(000’s omitted)	Value
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	$1,000	$951,870

		$7,347,072

Housing — 5.3%
Michigan Housing Development Authority, 4.60%, 12/1/26	$500	$512,695
Michigan Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	1,000	968,530

		$1,481,225

Industrial Development Revenue — 5.7%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$530,467
Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	800	808,680
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	310	255,428

		$1,594,575

Insured-Education — 5.8%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$596,306
Ferris State University, (AGC), 5.25%, 10/1/38	500	520,510
Wayne State University, (AGM), 5.00%, 11/15/35	500	516,915

		$1,633,731

Insured-Electric Utilities — 9.1%
Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	$1,000	$1,000,150
Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	400	401,544
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	220	222,748
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	500	494,390
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	435	442,808

		$2,561,640

Insured-General Obligations — 19.0%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,132,581
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	650	621,277
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	290	279,476
Detroit School District, (AGM), 5.25%, 5/1/32	300	310,359
Detroit School District, (FGIC), 4.75%, 5/1/28	650	637,487
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29(3)	1,000	1,070,750
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,283,037

		$5,334,967

Insured-Hospital — 3.4%
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$985	$961,193

		$961,193

Insured-Lease Revenue/Certificates of Participation — 6.3%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$356,700
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	4,300	1,404,208

		$1,760,908

Insured-Special Tax Revenue — 2.7%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$5,160	$312,696
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,430	287,129
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,470	162,170

		$761,995

Insured-Student Loan — 3.5%
Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$1,000	$980,470

		$980,470

Insured-Transportation — 3.5%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,001,400

		$1,001,400

Insured-Water and Sewer — 11.6%
Detroit Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$551,348
Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,650	1,649,917

	Principal
	Amount
Security	(000’s omitted)	Value
Grand Rapids Water Supply System, (AGC), 5.10%, 1/1/39	$1,000	$1,053,340

		$3,254,605

Other Revenue — 3.2%
Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$543,280
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	500	351,130

		$894,410

Special Tax Revenue — 1.3%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$116,885
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	126,007
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	116,806

		$359,698

Water and Sewer — 6.0%
Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$790	$898,838
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/30	500	545,110
Port Huron, Water Supply System, 5.25%, 10/1/31	250	254,100

		$1,698,048

Total Tax-Exempt Investments — 162.9% (identified cost $45,971,125)		$45,804,497

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.3)%		$(17,501,022)

Other Assets, Less Liabilities — (0.6)%		$(182,434)

Net Assets Applicable to Common Shares — 100.0%		$28,121,041

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 39.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 14.5% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)		When-issued security.

A summary of open financial instruments at August 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/11	3 U.S. 30-Year Treasury Bond	Short	$(406,753)	$(408,094)	$(1,341)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Appreciation
Bank of America	$400,000	3.256%	3-month USD- LIBOR-BBA	November 11, 2011/ November 11, 2041	$2,836

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $2,836 and $1,341, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,935,563

Gross unrealized appreciation	$1,446,885
Gross unrealized depreciation	(1,577,951)

Net unrealized depreciation	$(131,066)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$45,804,497	$—	$45,804,497

Total Investments	$—	$45,804,497	$—	$45,804,497

Interest Rate Swaps	$—	$2,836	$—	$2,836

Total	$—	$45,807,333	$—	$45,807,333

Liability Description

Futures Contracts	$(1,341)	$—	$—	$(1,341)

Total	$(1,341)	$—	$—	$(1,341)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President
Date: October 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date: October 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: October 25, 2011